Schedule I - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 6,319.8
Amount at which shown at the balance sheet	6,412.4
Privately-held Investments	475.0	$ 533.0
Other investments, at fair value (2)	209.3	221.3
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments	112.4	44.8
Other investments, at fair value (2)	15.9	12.7
Fair Value, Recurring [Member] | Apollo real estate fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other investments, at fair value (2)	23.9	$ 25.3
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	1,473.6
Fair Value	1,448.1
Amount at which shown at the balance sheet	1,448.1
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	7.5
Fair Value	7.2
Amount at which shown at the balance sheet	7.2
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	136.9
Fair Value	131.2
Amount at which shown at the balance sheet	131.2
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	2,229.9
Fair Value	2,130.8
Amount at which shown at the balance sheet	2,130.8
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	90.8
Fair Value	92.1
Amount at which shown at the balance sheet	92.1
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	115.1
Fair Value	109.0
Amount at which shown at the balance sheet	109.0
Non-U.S government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	315.7
Fair Value	308.6
Amount at which shown at the balance sheet	308.6
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	936.0
Fair Value	908.2
Amount at which shown at the balance sheet	908.2
Agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	6.6
Fair Value	5.8
Amount at which shown at the balance sheet	5.8
Agency mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	544.9
Fair Value	467.3
Amount at which shown at the balance sheet	467.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	5,857.0
Fair Value	5,608.3
Amount at which shown at the balance sheet	5,608.3
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	95.7
Fair Value	95.7
Amount at which shown at the balance sheet	95.7
Catastrophe Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	1.6
Fair Value	1.6
Amount at which shown at the balance sheet	1.6
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	509.6
Fair Value	437.1
Amount at which shown at the balance sheet	489.9
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	7.6
Amount at which shown at the balance sheet	7.6
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	169.6
Amount at which shown at the balance sheet	$ 209.3